Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

VIA EDGAR

May 12, 2016

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, D.C.  20549

Re:

Eaton Vance Floating-Rate Income Trust (the “Trust”)

Registration Statement on Form N-2 (333-208995; 811-21574)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Trust of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Trust and Eaton Vance Distributors, Inc., the underwriter for the Common Shares, also hereby submit to the SEC a request for the acceleration of effectiveness of the Registration Statement to May 19, 2016.

The total registration fee for purposes of this filing is $7,277.55, of which $5,278.77 has been wired through the LOCKBOX system to the SEC account.  The remaining balance of $1,998.78 is the portion of the registration fee attributable to the unsold securities under the Registrant's Registration Statement on Form N-2 (File No. 333-172869) filed January 15, 2013, and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

The Registration Statement was amended for the purpose of responding to comments provided by Lisa Larkin of the Staff of the Division of Asset Management of the SEC to the undersigned telephonically on February 9, 2016 and to make certain other changes as marked therein.  We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if the Staff has any further comments.  The comments and the Trust’s responses are set forth as follows:

Prospectus

Comment 1:

Please add the word “junk” to the following sentence:

The Adviser anticipates that most of the Trust’s investments, including investments in Senior Loans, will be of below investment-grade quality.

Response 1:

The sentence was revised to read as follows:

“The Adviser anticipates that most of the Trust’s investments, including investments in Senior Loans, will be of below investment-grade quality, commonly referred to as ‘junk’.”

Comment 2:

Please include a plain English definition of leverage.

Response 2:

The following sentence has been included in the Prospectus under the section entitled Leverage and under the section entitled Use of Leverage and Related Risks:

“Generally, leverage involves the use of proceeds from the issuance of preferred shares, borrowed funds or various financial instruments (such as derivatives) to seek to increase a trust’s potential returns.”

Comment 3:

Confirm the Acquired Fund Fees and Expenses are included in Other Expenses because they are less than 0.01%.

Response 3:

As of November 30, 2015, the Acquired Fund Fees and Expenses exceeded 0.01%; as a result they will be shown as a separate line item in the Trust’s fee table.

Comment 4:

Please add an explanation as to how leverage will effect duration.

Response 4:

As discussed under Investment Objectives, Policies and Risks - Investment Objective, under normal market conditions, Eaton Vance expects the Trust to maintain an average duration of less than one year (including the effect of leverage).  Historically, the impact of leverage on the Trust’s duration has been de minimus.  As a result, the Trust respectfully declines to include additional language regarding the impact of leverage on the Trust’s duration.

Comment 5:

Explain the process undertaken to determine that the investment companies in which the Trust invests have the same definition of Senior Loans as the Trust.

Response 5:

In determining whether an investment in another investment company could be counted towards the Trust’s 80% policy, the Trust reviews each investment company’s prospectus and makes a determination on a case by case basis as to whether the other investment company’s definition of Senior Loans is consistent with the Trust’s definition of Senior Loans.

Comment 6:

Are second lien loans and debt securities considered Senior Loans for the purpose of the Trust’s 80% policy?

Response 6:

The Trust confirms that second lien loans and debt securities are not considered Senior Loans for the purpose of the Trust’s 80% policy.

Tandy Representation:

The Trust is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Trust recognizes that the Staff’s comments, or changes to the disclosure in response to Staff’s comments do not foreclose the SEC from taking any action with respect to filings.  Lastly, the Trust acknowledges that it may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under federal securities laws.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8655.

Very truly yours,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee

Vice President